Stockholders' deficit (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Stockholders' equity (deficit)
Schedule of shares of common stock reserved for future issuance

	As of	As of
	September 30,	December 31,
	2023	2022
Options to purchase Series A common stock	3,766,505	3,190,450
Options authorized and available for issuance	2,585,968	181,191
Warrant to purchase Series A Common Stock	1,000	—
Redeemable convertible preferred stock	—	1,322,399,477
Series D redeemable convertible preferred stock warrant	—	79,545
Warrants to purchase common stock	—	40,268
Total	6,353,473	1,325,890,931

	As of	As of
	December 31,	December 31,
	2022	2021
Redeemable convertible preferred stock	1,322,399,477	1,322,399,477
Series D redeemable convertible preferred stock warrants	79,545	79,545
Options authorized and available for issuance	181,191	810,604
Options to purchase common stock	3,190,450	2,138,110
Warrants to purchase common stock	40,268	40,268
Total	1,325,890,931	1,325,468,004

Schedule of outstanding warrants

As of September 30, 2023
	Number of	Exercise			Fair Value on
	Warrant	Price per	Expiration	Exercisable	Issuance	Fair Value
Issuance Date	Shares	Share	Date	for	(in thousands)	Recorded Against
April 2015	1,000	$69.94	July 2026	Series A Common	$68	Debt

	As of December 31, 2022
	Number of	Exercise
	Warrant	Price per	Expiration	Exercisable	Fair Value on	Fair Value
Issuance Date	Shares	Share	Date	for	(in thousands)	Recorded Against
June 2013	26,846	$0.79	June 2023	Common	$339	Redeemable convertible preferred stock
January 2014	13,422	0.79	January 2024	Common	223	Redeemable convertible preferred stock
April 2015	79,545	0.88	April 2025	Series D	68	Debt

	As of December 31, 2022 and 2021
	Number of	Exercise			Fair Value	Fair Value
	Warrant	Price per	Expiration	Exercisable	on Issuance	Recorded
Issuance Date	Shares	Share	Date	for	(in thousands)	Against
June 2013	26,846	$0.79	June 2023	Common	$339	Redeemable convertible preferred stock
January 2014	13,422	$0.79	January 2024	Common	223	Redeemable convertible preferred stock
April 2015	79,545	$0.88	April 2025	Series D	68	Debt